Quarterly Holdings Report
for
Fidelity® Systematic Municipal Bond Index ETF
September 30, 2025
SMBI-NPRT1-1125
1.9917224.100
Municipal Securities - 100.1%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
General Obligations - 3.5%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	155,476
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	490,000	533,612
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	300,000	320,417
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	970,000	981,653
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	240,000	259,470
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	680,000	738,030
Black Belt Energy Gas District Series 2025 D, 0% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)(c)	570,000	624,265
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (b)	200,000	219,135
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	220,000	238,511
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	345,000	374,649
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	850,000	908,638
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	218,158
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	320,000	337,840
		5,909,854
Health Care - 0.2%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	184,141
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	131,886
		316,027
Special Tax - 0.3%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	98,286
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	338,197
		436,483
TOTAL ALABAMA		6,662,364
Arizona - 1.8%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058	65,000	65,440
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	93,550
		158,990
Electric Utilities - 1.4%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	51,626
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	1,495,000	1,537,698
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	40,775
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	105,823
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	42,210
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	136,433
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	291,214
		2,205,779
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	54,834
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	54,592
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,303
		124,729
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	115,213
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	220,000	223,651
		338,864
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2048 (d)	150,000	150,917
TOTAL ARIZONA		2,979,279
California - 21.5%
Education - 2.3%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	70,000	83,418
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	40,246
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	209,035
California St Univ Rev 5% 11/1/2033	105,000	105,209
California St Univ Rev Series 2016A, 3.125% 11/1/2036	230,000	218,080
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	45,681
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	125,518
California St Univ Rev Series 2025A, 4.625% 11/1/2056	60,000	61,109
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	100,692
University CA Revs 5% 5/15/2035	250,000	279,649
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	20,886
University CA Revs Series 2017M, 5% 5/15/2032	75,000	77,853
University CA Revs Series 2017M, 5% 5/15/2036	80,000	82,336
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	151,327
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	105,987
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	169,368
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	57,907
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	21,598
University CA Revs Series 2024 BV, 5% 5/15/2038	270,000	305,999
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,145,730
University CA Revs Series 2025 BZ, 5% 5/15/2039	315,000	357,862
		3,765,490
Electric Utilities - 1.9%
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	140,964
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2040	125,000	125,078
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	70,000	70,018
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,690
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	59,069
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	140,519
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	288,859
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2029	680,000	738,672
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	285,000	310,670
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	140,000	153,309
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	595,000	671,230
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	255,000	260,914
Turlock CA Series 2016, 5% 1/1/2046	205,000	207,163
		3,182,155
Escrowed/Pre-Refunded - 0.5%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (e)	170,000	119,614
California Infra & Econ Dev Bank 5% 7/1/2029 (National Public Finance Guarantee Corporation Insured) (Pre-refunded to 1/1/2028 at 100)	165,000	174,989
California St Univ Rev 5% 11/1/2027	20,000	20,040
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (e)	40,000	38,823
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (e)	195,000	180,650
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	50,000	59,282
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2034 (Pre-refunded to 10/1/2033 at 100)	10,000	11,856
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,116
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (e)	200,000	190,140
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (e)	35,000	33,274
State of California Gen. Oblig. 5% 3/1/2035 (Pre-refunded to 3/1/2030 at 100)	5,000	5,552
		839,336
General Obligations - 10.2%
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	40,974
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	2,775,000	2,938,567
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (b)	670,000	685,833
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (b)	275,000	297,248
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	263,511
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2042	350,000	377,660
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	150,000	164,240
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	20,141
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	18,564
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,496
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	145,793
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	10,000	7,661
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (e)	165,000	126,232
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (e)	65,000	40,266
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,196
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048	200,000	189,101
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	178,366
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	27,234
Long Beach CA Uni Sch Dist 0% 8/1/2035 (e)	150,000	108,688
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	17,092
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,382
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	35,000	41,250
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2034	5,000	5,838
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2025J, 5.25% 12/1/2054	350,000	374,953
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	125,000	131,787
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	51,407
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	140,407
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	15,000	16,617
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	55,164
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,538
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	68,059
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	110,000	130,270
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,363
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	27,059
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2029	250,000	276,954
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2031	630,000	728,006
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	45,000	47,608
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	36,757
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	30,631
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	124,274
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	50,551
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Inc Insured)	175,000	169,310
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (e)	230,000	159,931
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (e)	495,000	279,402
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046	205,000	197,142
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (e)	35,000	28,205
Poway CA Unified Sch Dist 0% 8/1/2046 (e)	190,000	70,670
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (e)	5,000	1,768
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	38,375
San Diego CA Uni Sch Dist 0% 7/1/2030 (e)	35,000	30,844
San Diego CA Uni Sch Dist 0% 7/1/2038 (e)	250,000	155,789
San Diego CA Uni Sch Dist 0% 7/1/2043 (e)	10,000	4,653
San Diego CA Uni Sch Dist 0% 7/1/2049 (e)	125,000	41,388
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (e)	430,000	353,168
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Inc Insured)	25,000	27,193
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	150,732
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	185,646
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	9,773
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	81,060
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	291,052
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (e)	130,000	103,997
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (e)	200,000	146,154
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	33,908
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	184,031
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	179,151
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	105,978
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	169,369
State of California Gen. Oblig. 2% 11/1/2036	60,000	49,679
State of California Gen. Oblig. 3% 10/1/2033	70,000	69,972
State of California Gen. Oblig. 3% 10/1/2034	50,000	49,357
State of California Gen. Oblig. 3% 10/1/2037	190,000	176,876
State of California Gen. Oblig. 3% 11/1/2035	250,000	241,360
State of California Gen. Oblig. 3% 11/1/2041	185,000	157,293
State of California Gen. Oblig. 3% 11/1/2050	575,000	434,947
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,769
State of California Gen. Oblig. 4% 3/1/2050	40,000	38,369
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,114
State of California Gen. Oblig. 5% 10/1/2048	100,000	102,133
State of California Gen. Oblig. 5% 11/1/2027	50,000	52,782
State of California Gen. Oblig. 5% 3/1/2032	50,000	55,141
State of California Gen. Oblig. 5% 3/1/2032	50,000	55,141
State of California Gen. Oblig. 5% 3/1/2035	215,000	233,555
State of California Gen. Oblig. 5% 4/1/2029	140,000	152,600
State of California Gen. Oblig. 5% 4/1/2030	100,000	108,727
State of California Gen. Oblig. 5% 8/1/2026	65,000	65,242
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,037
State of California Gen. Oblig. 5% 8/1/2045	360,000	360,302
State of California Gen. Oblig. 5% 9/1/2026	160,000	163,939
State of California Gen. Oblig. 5% 9/1/2031	230,000	261,961
State of California Gen. Oblig. 5% 9/1/2033	145,000	168,817
State of California Gen. Oblig. 5.25% 8/1/2030	95,000	95,191
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	354,621
State of California Gen. Oblig. Series 2016, 4% 9/1/2028	110,000	111,298
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	200,571
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	46,014
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,096
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	50,167
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,335
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	51,026
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,543
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	79,174
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	68,617
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	105,181
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	81,793
State of California Gen. Oblig. Series C, 5% 9/1/2026	20,000	20,042
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,094
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	357,219
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	345,199
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Inc Insured) (e)	135,000	63,349
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	117,852
William S Hart Uni High School Dist 0% 8/1/2033 (e)	50,000	39,706
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	154,035
		16,829,663
Health Care - 1.4%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2024A, 5% 12/1/2028	380,000	402,333
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series 2006C, 5% tender 6/1/2041 (b)	330,000	361,720
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	42,390
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	79,410
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	75,000	61,896
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2038	150,000	148,635
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,077
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	61,717
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	35,976
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	26,125
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2033	260,000	260,002
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	29,960
California Hlth Facs Fin Auth (Stanford Health Care Proj.) Series 2015A, 5% 8/15/2054	280,000	280,068
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	54,120
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	260,000	264,448
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (b)	25,000	27,403
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	265,000	242,397
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	80,296
		2,473,973
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	175,733
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054	65,000	59,855
		235,588
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	183,414
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	35,472
		218,886
Special Tax - 0.7%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Inc Insured) (e)	95,000	87,989
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	144,659
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,511
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	200,186
Sacramento CA Fin Auth 0% 12/1/2034 (Financial Guaranty Ins CO Insured) (e)	90,000	65,402
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	166,587
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	56,385
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	4,014
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	219,725
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	125,000	105,826
		1,097,284
Transportation - 2.2%
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	110,000	110,050
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	275,000	276,621
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,665
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	130,000	129,738
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Inc Insured)	205,000	187,147
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (d)	60,000	62,365
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	155,000	136,505
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (d)	10,000	10,351
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (d)	75,000	76,579
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (d)	80,000	85,219
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (d)	230,000	231,792
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2049 (d)	270,000	271,833
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,015
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	65,000	67,421
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021A, 4% 7/1/2056	545,000	497,658
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	50,647
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2052 (d)	500,000	434,548
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016C, 5% 5/1/2046	180,000	180,825
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (d)	40,000	40,082
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	25,000	25,136
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2034	325,000	349,581
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (d)	275,000	293,459
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.25% 5/1/2055 (d)	200,000	207,375
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	30,000	24,318
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	20,000	20,291
		3,795,221
Water & Sewer - 2.1%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,178
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	21,054
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,204
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	422,875
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	25,673
California St Dept Wtr Res Cen Series AW, 4% 12/1/2034	235,000	237,199
California St Dept Wtr Res Cen Series AX, 5% 12/1/2031	435,000	459,131
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	70,912
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	221,724
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2016B, 5% 7/1/2029	50,000	50,283
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	127,632
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	242,470
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	147,225
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	232,172
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	276,176
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	17,151
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	30,968
San Diego County Water Authority 5% 5/1/2047	140,000	146,549
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	223,812
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	266,756
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	190,745
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,559
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	79,862
		3,538,310
TOTAL CALIFORNIA		35,975,906
Colorado - 1.9%
General Obligations - 0.6%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	96,320
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	287,539
Denver CO Cty & Cnty Sch Dis 1 Series 2025A, 5.25% 12/1/2038	150,000	171,282
Park Creek Met Dist Colo Rev Series 2015 A, 5% 12/1/2045	445,000	443,914
		999,055
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	150,000	136,709
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	17,588
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	290,000	307,456
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	75,000	75,247
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	655,000	638,213
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	49,033
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	171,140
		1,395,386
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2042 (d)	165,000	170,268
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	30,000	31,281
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (d)	60,000	66,252
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	245,000	254,733
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	150,000	154,878
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (e)	25,000	21,855
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (e)	50,000	42,190
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (e)	25,000	20,285
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (e)	100,000	55,477
		817,219
TOTAL COLORADO		3,211,660
Connecticut - 1.6%
Education - 0.1%
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	225,000	223,525
General Obligations - 0.9%
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,802
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	108,952
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2028	370,000	397,045
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	25,940
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	810,000	862,271
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	25,941
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	30,000	29,311
		1,481,262
Special Tax - 0.6%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	35,618
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	36,108
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	128,971
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,602
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	89,135
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	222,218
Connecticut St Spl Tax Oblig Series 2023B, 5% 7/1/2031	265,000	299,970
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	145,416
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	61,344
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,106
		1,034,488
TOTAL CONNECTICUT		2,739,275
Delaware - 0.1%
General Obligations - 0.0%
Delaware St Gen. Oblig. 3.25% 3/1/2037	4,000	3,908
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	48,885
		52,793
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	138,834
TOTAL DELAWARE		191,627
District Of Columbia - 1.7%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,801
General Obligations - 0.8%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,338
District Columbia Gen. Oblig. 5% 12/1/2026	350,000	360,194
District Columbia Gen. Oblig. Series 2016 A, 4% 6/1/2036	400,000	400,613
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,399
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	80,000	86,556
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	306,615
		1,204,715
Special Tax - 0.4%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	190,000	208,737
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	221,711
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	194,770
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	110,000	118,105
		743,323
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	65,000	67,817
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (d)	205,000	192,402
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2055 (d)	100,000	106,608
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (e)	35,000	29,048
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (e)	70,000	50,804
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (e)	20,000	13,053
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	130,000	93,483
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	90,225
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	38,301
		681,741
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	133,051
TOTAL DISTRICT OF COLUMBIA		2,788,631
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	71,169
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	154,261
		225,430
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		225,430
Florida - 2.9%
Education - 0.1%
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	94,384
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	130,940
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	91,445
		222,385
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (d)	60,000	62,516
General Obligations - 0.2%
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	115,000	131,978
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	81,284
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	160,000	153,433
		366,695
Health Care - 0.6%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	177,367
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,012
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	58,429
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	190,000	162,562
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,336
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	520,000	538,607
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	129,053
		1,116,366
Special Tax - 0.2%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	196,831
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (e)	155,000	65,089
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (e)	10,000	3,811
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (e)	50,000	18,156
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (e)	5,000	4,031
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (e)	15,000	11,545
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (e)	15,000	5,301
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	30,058
Tampa FL Tax Alloc 0% 9/1/2053 (e)	5,000	1,150
		335,972
Transportation - 0.8%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (d)	100,000	100,570
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	59,921
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	100,000	105,134
Greater Orlando Aviation Auth 5% 10/1/2036 (d)	160,000	163,136
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (d)	230,000	200,604
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	130,000	127,969
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	20,000	20,126
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (d)	320,000	320,671
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	19,675
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	128,249
		1,246,055
Water & Sewer - 0.8%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	193,738
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	445,673
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	116,083
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	5,000	4,438
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	75,185
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,239
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	167,237
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	149,355
Tampa Bay Water Series 2020 A, 5% 10/1/2054	260,000	266,730
		1,425,678
TOTAL FLORIDA		4,870,051
Georgia - 2.6%
Education - 0.2%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	239,237
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	111,610
		350,847
Electric Utilities - 0.1%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	17,984
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Inc Insured)	175,000	164,125
		182,109
General Obligations - 1.8%
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,925
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	158,869
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,228
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	109,094
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	205,000	233,648
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	104,901
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	204,884
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	110,000	106,011
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	1,000,000	1,025,747
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	700,000	757,690
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	230,000	251,438
		2,982,435
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	93,878
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	59,897
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	256,115
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	226,087
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	88,021
		723,998
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (d)	125,000	111,212
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,054
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,011
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,084
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	15,072
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	14,666
		99,887
TOTAL GEORGIA		4,450,488
Hawaii - 0.3%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	51,615
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	68,417
Hawaii St Gen. Oblig. Series EY, 5% 10/1/2026	130,000	130,532
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,638
Honolulu HI City & Cnty Gen. Oblig. Series A, 5% 10/1/2039	100,000	100,000
		381,202
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (d)	80,000	80,332
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	100,116
		180,448
TOTAL HAWAII		561,650
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 5% tender 3/1/2060 (b)	190,000	208,033
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	105,144
TOTAL IDAHO		313,177
Illinois - 5.3%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	105,000	105,110
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,115
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	66,440
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	75,000	85,076
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	39,790
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	21,139
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	17,107
		354,777
General Obligations - 2.2%
Chicago IL Gen. Oblig. 5% 1/1/2041	370,000	368,409
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (e)	50,000	38,229
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	265,000	262,589
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	33,594
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	101,439
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	27,204
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	144,271
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	34,120
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	102,674
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,450
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	40,180
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	190,000	194,665
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	146,296
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	22,358
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	22,265
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	390,000	303,320
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	210,301
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	70,046
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	51,619
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	174,657
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	178,764
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	780,000	848,053
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	102,791
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	79,345
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2030	80,000	87,260
		3,654,899
Health Care - 0.5%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	138,381
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	11,824
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	565,000	534,808
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	115,004
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	54,614
		854,631
Housing - 0.1%
Illinois Housing Development Authority Series 2023 H, 5.75% 10/1/2053	220,000	235,733
Special Tax - 0.8%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	102,546
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2044	290,000	299,339
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	30,000	24,297
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (e)	20,000	14,127
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (e)	10,000	5,599
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	20,000	15,850
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	35,000	22,789
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (e)	170,000	104,495
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (e)	90,000	51,975
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (e)	650,000	226,897
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (e)	95,000	91,556
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (e)	15,000	3,170
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,517
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2036	250,000	281,526
		1,296,683
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2046	160,000	160,063
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	45,000	46,978
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	20,796
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,081
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	35,000	32,091
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (d)	455,000	413,829
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	30,000	30,684
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2037	100,000	100,272
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	370,000	371,345
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2042	250,000	253,084
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,013
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,239
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,748
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	55,016
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	104,530
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	131,465
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	149,515
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	42,007
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	405,000	461,807
		2,484,563
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,337
TOTAL ILLINOIS		8,896,623
Indiana - 0.5%
General Obligations - 0.2%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058	345,000	380,440
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	72,934
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	150,000	153,824
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	100,434
		327,192
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,224
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	38,262
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (e)	5,000	4,655
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	58,969
		101,886
TOTAL INDIANA		834,742
Iowa - 0.0%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	32,311
Kansas - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	26,909
Kentucky - 1.4%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	154,362
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,002
		159,364
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,530,000	1,640,914
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,738
		1,671,652
Health Care - 0.0%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured) (e)	100,000	96,262
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (d)	365,000	321,744
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	54,473
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	82,411
		136,884
TOTAL KENTUCKY		2,385,906
Louisiana - 0.2%
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	25,000	25,093
Health Care - 0.2%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	46,580
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	190,000	190,018
		236,598
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Inc Insured)	5,000	4,795
TOTAL LOUISIANA		266,486
Maryland - 1.1%
General Obligations - 0.8%
State of Maryland Gen. Oblig. Series 2017, 5% 3/15/2031	660,000	682,834
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,873
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	175,000	192,062
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	80,000	86,947
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	75,922
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	128,773
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	146,718
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,670
		1,404,799
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	65,000	58,476
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	127,920
Transportation - 0.2%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (d)	100,000	87,113
Maryland St Transn Auth Transn 3% 7/1/2047	145,000	111,171
		198,284
TOTAL MARYLAND		1,789,479
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2046	210,000	194,964
Massachusetts - 3.4%
Education - 0.4%
Massachusetts Development Finance Agency (Wellesley College, MA Proj.) Series 2018 L, 4% 7/1/2044	165,000	161,212
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	95,000	88,885
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 4% 7/15/2036	300,000	300,119
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	76,295
		626,511
General Obligations - 2.2%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,340
Massachusetts St Gen. Oblig. 5% 8/1/2053	150,000	156,148
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	165,176
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	71,378
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,359
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,232
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	214,441
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	305,000	235,224
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,545
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	20,000	20,568
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,368
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	204,384
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,323
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	20,931
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	168,533
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	39,059
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	25,959
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	174,539
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	190,558
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	148,527
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	145,784
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	219,802
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	182,202
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	106,656
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	55,059
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	22,979
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2038	230,000	257,462
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	230,709
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	50,000	51,901
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	63,574
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	102,920
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	156,539
		3,694,179
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	160,000	161,276
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	10,000	7,733
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	21,963
		190,972
Special Tax - 0.6%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	206,298
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,604
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	290,000	306,130
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	51,908
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	10,000	10,045
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	10,000	11,204
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,202
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	131,849
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2046	260,000	246,004
		1,005,244
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	52,096
Water & Sewer - 0.1%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Inc Insured)	145,000	164,920
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Inc Insured)	25,000	29,400
		194,320
TOTAL MASSACHUSETTS		5,763,322
Michigan - 1.1%
General Obligations - 0.1%
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	48,654
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,362
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5.25% 4/15/2060	100,000	105,108
		169,124
Health Care - 0.4%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2036	120,000	131,172
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	232,484
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	19,913
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	44,623
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	35,447
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	70,000	61,354
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	150,000	132,181
		657,174
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	171,240
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	94,320
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	49,765
		315,325
Special Tax - 0.2%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	9,031
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,282
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	79,443
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2046	210,000	194,305
		308,061
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2023A, 5% 7/1/2038	25,000	27,495
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	415,000	419,775
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,519
		463,789
TOTAL MICHIGAN		1,913,473
Minnesota - 0.8%
General Obligations - 0.6%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	167,985
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	459,784
Minnesota St Gen. Oblig. Series 2021 A, 5% 9/1/2029	125,000	137,586
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	105,031
		870,386
Health Care - 0.0%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	26,624
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	180,000	181,840
		208,464
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	198,611
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	70,000	70,192
		268,803
TOTAL MINNESOTA		1,347,653
Mississippi - 0.0%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	68,180
Missouri - 0.6%
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	260,000	291,841
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	48,824
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	190,000	166,090
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	122,632
		629,387
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	164,025
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Inc Insured) (d)	230,000	228,704
TOTAL MISSOURI		1,022,116
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	75,882
Electric Utilities - 0.3%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	38,753
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	371,604
		410,357
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	126,160
TOTAL NEBRASKA		612,399
Nevada - 0.1%
General Obligations - 0.0%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	51,194
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	85,850
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	41,068
TOTAL NEVADA		178,112
New Hampshire - 0.1%
Housing - 0.1%
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 2 Class A2, 5.15% tender 6/20/2041 (b)	204,910	211,142
New Jersey - 4.4%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (d)	10,000	9,724
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2024B, 5.25% 3/1/2054	200,000	215,509
New Jersey St Edl Facs Auth Rev 5% tender 7/1/2064 (b)	100,000	114,928
		340,161
Electric Utilities - 0.1%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	205,000	163,425
Escrowed/Pre-Refunded - 0.2%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	56,647
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	265,641
		322,288
General Obligations - 2.6%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,040
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	40,016
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	38,076
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	460,000	470,000
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	82,142
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	89,889
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	90,000	87,027
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	30,000	28,222
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (e)	20,000	17,736
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (e)	45,000	39,972
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	510,000	421,714
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (e)	40,000	31,840
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	15,000	11,386
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (e)	140,000	101,333
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (e)	45,000	27,822
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (e)	35,000	20,450
New Jersey Trans Trust Fund Auth 0% 12/15/2039 (e)	395,000	218,607
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	178,947
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	337,591
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	272,542
New Jersey Trans Trust Fund Auth 5% 6/15/2044	200,000	209,619
New Jersey Trans Trust Fund Auth 5% 6/15/2046	550,000	569,923
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	262,919
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	20,132
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	22,239
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	200,000	178,947
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	79,431
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	163,098
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	244,039
		4,325,699
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	250,000	189,130
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	29,137
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	136,961
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2035	330,000	339,382
		505,480
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,117
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,398
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,795
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	49,575
New Jersey Turnpike Authority 5% 1/1/2046	225,000	234,777
New Jersey Turnpike Authority 5.25% 1/1/2052	260,000	273,446
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	112,475
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,339
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	268,938
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	210,065
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,814
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	163,288
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2055	110,000	116,914
		1,566,941
TOTAL NEW JERSEY		7,413,124
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 11/15/2047	170,000	173,136
Port Auth NY & NJ 5% 9/15/2032 (d)	160,000	166,786
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (d)	195,000	175,569
Port Auth NY & NJ Series 194, 5% 10/15/2030	35,000	35,030
Port Auth NY & NJ Series 194, 5% 10/15/2032	55,000	55,047
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,009
Port Auth NY & NJ Series 202, 5% 10/15/2034 (d)	580,000	594,052
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,977
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	73,879
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	83,405
Port Auth NY & NJ Series 246, 5% 9/1/2028 (d)	440,000	466,099
		1,869,989
TOTAL NEW JERSEY,NEW YORK		1,869,989
New Mexico - 0.3%
Housing - 0.2%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 F, 3.5% 7/1/2050	30,000	29,979
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	265,000	261,490
		291,469
Special Tax - 0.1%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	152,360
TOTAL NEW MEXICO		443,829
New York - 19.1%
Education - 0.8%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,559
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	33,204
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	150,459
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	95,831
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	61,023
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	30,959
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	118,813
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	213,583
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	26,332
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	167,924
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	392,070
		1,336,757
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Inc Insured) (e)	90,000	80,314
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,004
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,264
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	21,005
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	256,741
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	233,080
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	80,000	80,011
Utility Debt Securitization Authority Series 2017, 5% 12/15/2038	25,000	25,824
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	51,364
		818,607
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	113,859
General Obligations - 2.9%
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	54,066
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	760,000	770,299
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,424
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	254,802
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	26,182
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	48,526
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	200,000	204,154
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2031	190,000	214,253
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	18,514
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	120,000	127,939
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	45,698
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	24,511
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	75,000	76,558
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2026	250,000	255,192
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	120,189
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	76,016
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	485,000	509,601
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	220,000	231,636
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	131,070
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	365,000	378,642
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2016 S 1, 5% 7/15/2026	50,000	50,307
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	132,534
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,911
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	275,000	289,410
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	428,056
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	36,077
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Inc Insured)	225,000	240,071
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	30,000	26,914
Westchester Cnty NY Gen. Oblig. Series 2018 A, 4% 12/1/2027	50,000	51,150
		4,864,702
Health Care - 0.4%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	37,502
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	41,122
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	114,074
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	20,000	21,880
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 4% 8/1/2038	60,000	56,949
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	35,951
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2025A, 5% 5/1/2036	240,000	265,448
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	45,000	37,125
		610,051
Housing - 0.5%
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	19,105
New York St Hsg Fin Agy Series 2024 B 2, 3.45% tender 11/1/2063 (b)	275,000	275,753
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	5,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	24,100
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,904
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	47,689
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	180,000	147,534
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	121,455
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2019 E 1, 3.15% 11/1/2044	275,000	225,754
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	19,060
		893,354
Industrial Development - 0.3%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	155,228
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	29,249
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	140,203
New York Liberty Dev Corp Series 2021A, 2.5% 11/15/2036	200,000	167,288
		491,968
Other - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	41,049
Special Tax - 7.8%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	195,940
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	151,423
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Inc Insured)	25,000	19,443
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	120,785
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	32,848
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	56,870
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	40,819
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	95,585
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	150,000	168,126
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	21,663
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025 E, 4.125% 11/1/2053	705,000	661,591
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	188,300
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	50,700
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	80,236
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,080
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,533
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2033	360,000	378,209
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	250,307
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	486,381
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	50,316
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	30,118
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	100,081
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	20,000	19,899
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2028	30,000	30,050
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	41,076
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	384,598
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	248,056
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	9,809
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	104,263
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	81,337
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	166,113
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 3% 2/1/2051	255,000	185,260
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	100,219
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	28,287
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	109,032
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	175,000	197,691
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	440,000	463,554
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	259,514
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,008
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	212,671
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	206,844
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2055	255,000	262,918
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	53,232
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	104,354
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	93,447
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	165,000	121,236
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	542,389
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	634,798
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,341
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,460
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	77,096
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,298
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2043	50,000	50,497
New York State Dormitory Authority (New York State Pit Proj.) Series 2025A, 5% 3/15/2055	570,000	588,933
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	60,284
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	78,286
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	537,377
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	120,176
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	368,191
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2043	5,000	4,768
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	70,328
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (e)	225,000	179,707
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	190,015
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	154,557
NY Payroll Mobility Tax 4% 5/15/2046	910,000	846,940
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	386,611
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	492,710
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 4% 5/15/2052	215,000	195,872
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	480,000	502,501
		12,948,957
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	76,660
Transportation - 4.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	22,461
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	218,606
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	329,206
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	46,938
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	785,000	804,977
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	87,432
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,420
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	245,000	246,383
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,475
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	20,976
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Inc Insured)	40,000	35,481
Metropolitan Transn Auth NY Rv Series 2019 B, 5% 11/15/2052	650,000	653,551
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	17,474
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	130,000	115,121
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	26,030
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	104,563
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	20,210
New York St Twy Auth Gen Rev 5.25% 1/1/2056	250,000	250,130
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	30,000	29,921
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	300,000	224,123
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	73,130
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	250,000	231,029
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	28,286
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,556
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2018, 5% 1/1/2030 (d)	30,000	31,008
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2020, 4.375% 10/1/2045 (d)	330,000	303,721
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (d)	150,000	159,564
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (d)	750,000	741,929
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (d)	250,000	254,683
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Inc Insured) (d)	30,000	26,068
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (d)	30,000	27,237
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	263,172
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2034 (d)	75,000	75,791
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	228,733
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (e)	290,000	232,111
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (e)	105,000	90,376
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (e)	35,000	27,818
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2031	100,000	101,162
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	520,000	521,508
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,191
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	45,633
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	92,359
		6,928,543
Water & Sewer - 1.7%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	242,363
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	17,071
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	95,724
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	480,000	438,414
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,390
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	66,421
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	61,720
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,133
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	139,688
New York NY Cty Muni Wtr Fin Auth Series 2019 DD 1, 4% 6/15/2049	165,000	152,762
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	80,494
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	156,718
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	198,598
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,238
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	32,148
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	200,228
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 3.5% 6/15/2048	30,000	25,317
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	266,255
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	540,000	574,278
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	30,877
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,046
		2,904,883
TOTAL NEW YORK		32,029,390
North Carolina - 0.7%
General Obligations - 0.2%
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	150,068
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	71,190
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	48,133
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,762
		291,153
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	69,257
Housing - 0.2%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	260,000	293,176
Transportation - 0.3%
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	110,000	118,725
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	80,326
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,673
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (e)	275,000	177,683
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (e)	110,000	67,113
		486,520
TOTAL NORTH CAROLINA		1,140,106
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	36,754
Ohio - 2.0%
General Obligations - 0.1%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,051
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,511
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,530
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	135,000	153,696
		232,788
Health Care - 0.8%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	265,000	241,213
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	101,613
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	50,975
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	17,682
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) 5% 1/15/2041	20,000	20,027
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	105,377
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	175,000	180,167
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	215,000	226,024
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2032	160,000	167,702
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,785
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	255,491
		1,408,056
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	95,000	93,666
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	355,484
		449,150
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,385
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured) (e)	235,000	213,686
		244,071
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	320,000	337,994
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (d)	250,000	267,398
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	51,086
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (e)	20,000	13,185
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (e)	60,000	31,331
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	25,000	11,568
		374,568
Water & Sewer - 0.2%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	34,619
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	31,238
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	70,150
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	84,209
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	98,747
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	57,340
		376,303
TOTAL OHIO		3,422,930
Oklahoma - 0.5%
Health Care - 0.1%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Inc Insured)	140,000	129,864
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	133,143
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 4.25% 1/1/2055	475,000	449,367
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	32,600
		481,967
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	18,407
TOTAL OKLAHOMA		763,381
Oregon - 0.4%
General Obligations - 0.2%
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (e)	155,000	86,822
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	169,287
		256,109
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	86,330
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	50,658
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	231,699
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	31,573
		400,260
TOTAL OREGON		656,369
Pennsylvania - 3.8%
Education - 0.0%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2042	5,000	5,040
General Obligations - 0.8%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	60,000	58,882
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	17,121
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	102,118
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	40,527
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	510,000	510,403
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	149,156
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	45,692
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	21,687
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	149,489
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	51,910
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Inc Insured)	30,000	29,120
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	30,000	30,417
Philadelphia PA Sch Dist Series F, 5% 9/1/2026	110,000	112,343
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	111,688
		1,430,553
Health Care - 1.2%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,818
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	150,000	154,710
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2032	300,000	313,672
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2031	160,000	170,988
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2032	450,000	478,906
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	116,558
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	195,597
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,055
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 4% 7/1/2043	40,000	36,178
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	81,300
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053	190,000	137,020
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	21,703
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	5,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	200,000	200,931
		1,927,436
Housing - 0.3%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (d)	55,000	55,006
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	105,000	95,194
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	5,015
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	195,000	172,828
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	200,000	161,490
		489,533
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	153,917
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (d)	465,000	465,328
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	20,000	21,442
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (d)	25,000	23,673
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (d)	200,000	201,390
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	50,757
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,517
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	203,758
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	166,908
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	850,000	931,477
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	58,579
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	55,432
		2,216,261
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2021 C, 4% 10/1/2051	230,000	206,147
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	20,000	18,403
		224,550
TOTAL PENNSYLVANIA		6,447,290
South Carolina - 1.7%
Electric Utilities - 1.0%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	23,261
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	264,808
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	525,000	531,170
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2035	545,000	550,458
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	40,285
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	127,967
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	200,000	201,261
		1,739,210
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (b)	190,000	207,001
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	300,000	325,640
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	211,282
		536,922
Special Tax - 0.1%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	87,318
Transportation - 0.1%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	116,176
Water & Sewer - 0.1%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	135,869
TOTAL SOUTH CAROLINA		2,822,496
Tennessee - 0.7%
Education - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	26,474
Tennessee St Sch Bd Auth (University of Tennessee Proj.) Series 2017A, 5% 11/1/2042	105,000	106,662
		133,136
General Obligations - 0.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	243,439
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,281
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,231
		273,951
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	24,398
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,456
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	50,214
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	70,297
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2017A, 5% 7/1/2048	160,000	160,108
		314,473
Other - 0.2%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2031	300,000	337,907
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	90,000	83,327
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	31,691
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	66,982
		182,000
TOTAL TENNESSEE		1,241,467
Texas - 6.6%
Education - 0.9%
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	155,433
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	105,000	107,293
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	34,176
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	92,569
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	55,000	45,193
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2029	175,000	191,685
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	297,123
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	23,031
University TX Perm Univ Fd Series 2024 A, 5% 7/1/2037	200,000	225,653
University TX Perm Univ Fd Series 2024B, 5% 7/1/2038	200,000	223,439
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	187,164
		1,582,759
Electric Utilities - 0.3%
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,967
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	40,000	40,310
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	149,477
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	100,000	112,690
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	170,000	179,970
		503,414
Escrowed/Pre-Refunded - 0.0%
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (e)	5,000	3,204
General Obligations - 2.2%
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	234,920
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	137,765
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	220,000	244,990
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	382,972
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	260,000	298,519
Dallas TX ISD Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,792
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	210,000	238,693
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	97,863
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	94,778
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	196,499
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	205,519
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (e)	10,000	3,996
Northwest Tex Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	190,000	197,465
Plano Independent School District 5% 2/15/2028	150,000	158,976
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	18,451
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	179,201
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	250,000	268,935
Texas State Gen. Oblig. Series 2015 A, 4% 10/1/2035	170,000	170,039
Texas State Gen. Oblig. Series 2015 A, 5% 10/1/2026	100,000	100,190
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,533
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	52,087
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	105,033
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	26,044
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	91,594
		3,575,854
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	68,820
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2032	360,000	384,193
		453,013
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	22,764
Other - 0.1%
Katy TX Ind Sch Dist Series 2025, 5% 2/15/2050	130,000	135,542
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	347,781
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Inc Insured) (e)	10,000	3,090
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Inc Insured) (e)	25,000	7,300
		358,171
Transportation - 1.6%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	16,978
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	55,000	56,708
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	61,469
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	70,000	77,718
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	35,000	38,332
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	260,467
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	18,794
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)(d)	170,000	189,698
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,496
Grand Parkway Transportation Corp Series 2018 A, 5% 10/1/2048	250,000	253,519
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	36,594
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2022A, 5% 8/15/2029	390,000	426,537
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2035	140,000	141,379
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (e)	35,000	30,829
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (e)	5,000	3,601
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (e)	65,000	44,562
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	49,529
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,172
North TX Twy Auth Rev Series 2024A, 5% 1/1/2032	300,000	339,638
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Inc Insured)	185,000	185,752
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	39,198
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	93,633
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (d)	170,000	166,930
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	79,925
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (e)	35,000	31,342
		2,704,800
Water & Sewer - 1.0%
Houston TX Util Sys Rev 3% 11/15/2047	220,000	169,035
Houston TX Util Sys Rev 4% 11/15/2049	25,000	22,371
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	51,465
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,422
North TX Muni Wtr Dist TX Wtr Sys Rev Series 2025, 5% 9/1/2055	110,000	114,287
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	273,075
Texas Wtr Dev Brd 3% 10/15/2040	100,000	86,646
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,747
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	51,178
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	40,239
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	375,000	325,812
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	321,581
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	160,000	166,164
		1,705,022
TOTAL TEXAS		11,044,543
Utah - 0.6%
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	162,167
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,092
Transportation - 0.5%
Salt Lake City UT Arpt Rev 5% 7/1/2051 (d)	320,000	322,633
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (d)	525,000	542,428
		865,061
TOTAL UTAH		1,062,320
Virginia - 1.7%
Education - 0.2%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	228,781
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog (Virginia College Bldg Auth Edl Proj.) Series 2016 A, 3% 9/1/2026	55,000	55,187
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	35,000	35,044
		319,012
General Obligations - 0.9%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	74,278
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	16,240
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	95,000	102,956
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	75,000	70,520
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	176,993
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	259,959
Virginia Comwlth Transn Brd Tr Series 2022, 4% 5/15/2047	50,000	47,501
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2027	300,000	314,215
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2028	355,000	371,631
		1,434,293
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 5% 5/15/2029	185,000	201,023
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	70,000	75,946
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	404,306
		681,275
Special Tax - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	94,988
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	123,484
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	25,741
		244,213
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (d)	110,000	105,065
TOTAL VIRGINIA		2,783,858
Washington - 1.9%
Education - 0.0%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	140,173
Electric Utilities - 0.4%
Energy Norwthwest WA Elec Rev 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	90,000	102,931
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	218,696
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	140,000	148,109
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	74,890
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	143,039
		687,665
General Obligations - 1.0%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	198,341
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	156,806
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	172,383
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	100,000	104,792
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	225,000	255,241
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	490,000	510,883
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,406
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	57,578
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	130,812
		1,618,242
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	78,189
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	160,000	154,889
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,025
		273,103
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	85,688
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	104,609
		190,297
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (d)	310,000	346,758
TOTAL WASHINGTON		3,256,238
West Virginia - 0.1%
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	82,269
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	68,047
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	89,918
		157,965
TOTAL WEST VIRGINIA		240,234
Wisconsin - 0.7%
Education - 0.0%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	49,811
General Obligations - 0.3%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	153,309
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	70,888
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	244,091
		468,288
Health Care - 0.3%
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	107,023
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	38,121
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,414
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	155,006
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	220,205
		575,769
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	54,096	46,887
Special Tax - 0.1%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (e)	160,000	49,736
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (d)	10,000	7,986
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (e)	160,000	46,888
		104,610
TOTAL WISCONSIN		1,245,365
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Inc Insured)	25,000	22,842
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	22,722
TOTAL WYOMING		45,564
TOTAL MUNICIPAL SECURITIES (Cost $172,341,756)		168,478,602

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $625,495)	3.29	625,370	625,495

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $172,967,251)	169,104,097
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(794,021)
NET ASSETS - 100.0%	168,310,076

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Zero coupon bond which is issued at a discount.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,975,125	4,188,447	5,538,077	4,729	-	-	625,495	625,370	0.0%
Total	1,975,125	4,188,447	5,538,077	4,729	-	-	625,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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